Stock-based Compensation - Summary of RSU Activity (Details) - Restricted Stock Units (RSUs) - $ / shares		3 Months Ended	12 Months Ended
		Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, beginning balance		1,797,474	901,217		1,454,642
Number of shares, granted		408	932,123		384,692
Number of shares, released		(731,588)	(28,982)
Number of shares, cancelled		(222,746)	(6,884)		(938,117)
Number of shares, ending balance		843,548	1,797,474		901,217
Weighted average fair value, beginning balance	[1]	$ 8.34	$ 8.78		$ 8.78
Weighted average fair value, granted		9.81	7.93	[1]	3.25	[1]
Weighted average fair value, released		8.78	8.78	[1]
Weighted average fair value, cancelled		8.74	8.78	[1]	6.51	[1]
Weighted average fair value, ending balance		$ 7.86	$ 8.34	[1]	$ 8.78	[1]

[1]	W